Fair Value Disclosure of Financial Instruments (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Asset	$ 288	$ 1,018
Derivative financial instruments, Liability	21,423	33,095
Quoted Prices inActive Marketsfor Identical Assets and Liabilities (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Asset	0	0
Derivative financial instruments, Liability	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Asset	288	1,018
Derivative financial instruments, Liability	21,423	33,095
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Asset	0	0
Derivative financial instruments, Liability	$ 0	$ 0